UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

Deutsche Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche LifeCompass 2015 Fund
	Shares	Value ($)
Equity - Equity Funds 47.2%
Deutsche Capital Growth Fund "Institutional" (a)	6,757	573,135
Deutsche Core Equity Fund "Institutional" (a)	366,317	9,487,610
Deutsche EAFE Equity Index Fund "Institutional" (a)	197,043	2,819,686
Deutsche Emerging Markets Equity Fund "Institutional" (a)	97,958	1,620,230
Deutsche Equity 500 Index Fund "Institutional" (a)	38,042	8,924,673
Deutsche Global Equity Fund "Institutional" (a)	147,313	1,224,171
Deutsche Global Growth Fund "Institutional" (a)	15,992	464,736
Deutsche Global Infrastructure Fund "Institutional" (a)	242,817	3,790,379
Deutsche Global Small Cap Fund "Institutional" (a)	41,843	1,839,016
Deutsche Latin America Equity Fund "S" (a)	2,096	57,622
Deutsche Real Estate Securities Fund "Institutional" (a)	144,194	3,570,249
Deutsche Real Estate Securities Income Fund "Institutional" (a)	9,693	107,783
Deutsche Small Cap Core Fund "S" (a)	77,636	2,113,262
Deutsche Small Cap Growth Fund "S" (a)	8,259	272,465
Deutsche Small Cap Value Fund "Institutional" (a)	3,505	97,991
Deutsche World Dividend Fund "Institutional" (a)	31,425	947,477

Total Equity - Equity Funds (Cost $27,623,349)		37,910,485
Equity - Exchange-Traded Funds 5.4%
Deutsche X-trackers MSCI Europe Hedged Equity Fund (b)	8,000	221,600
Deutsche X-trackers MSCI Japan Hedged Equity Fund (b)	3,000	123,120
iShares MSCI Pacific ex Japan Fund	25,600	1,191,680
SPDR Barclays Convertible Securities Fund	51,181	2,574,916
SPDR S&P Emerging Asia Pacific Fund	2,400	207,504

Total Equity - Exchange-Traded Funds (Cost $3,893,399)		4,318,820
Fixed Income - Bond Funds 42.9%
Deutsche Core Plus Income Fund "Institutional" (a)	539,514	5,923,863
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	262,332	3,780,201
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	238,466	2,482,429
Deutsche Enhanced Global Bond Fund "S" (a)	201,329	1,918,664
Deutsche Floating Rate Fund "Institutional" (a)	119,790	1,108,056
Deutsche Global Inflation Fund "Institutional" (a)	904,987	9,122,268
Deutsche High Income Fund "Institutional" (a)	336,978	1,644,452
Deutsche Short Duration Fund "S" (a)	447,158	4,055,721
Deutsche U.S. Bond Index Fund "Institutional" (a)	432,914	4,424,381

Total Fixed Income - Bond Funds (Cost $35,201,765)		34,460,035
Market Neutral Fund 1.5%
Deutsche Diversified Market Neutral Fund "Institutional" (a) (Cost $1,271,304)	136,013	1,173,788
Cash Equivalents 3.5%
Central Cash Management Fund, 0.06% (a) (c) (Cost $2,798,720)	2,798,720	2,798,720

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $70,788,537) †	100.5	80,661,848
Other Assets and Liabilities, Net	(0.5)	(385,501)

Net Assets	100.0	80,276,347

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $70,791,975.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $9,869,873.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,006,959 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,137,086.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2014 is as follows:

Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at 11/30/2014

Deutsche Capital Growth Fund	999,438	—	455,100	173,956	—	—	573,135
Deutsche Core Equity Fund	9,617,597	121,255	496,700	35,817	21,555	—	9,487,610
Deutsche Core Fixed Income Fund	5,068,546	—	5,007,479	93,992	—	—	—
Deutsche Core Plus Income Fund	2,024,513	5,058,427	1,168,400	(7,221)	50,948	—	5,923,863
Deutsche Diversified Market Neutral Fund	1,207,628	—	36,600	(3,994)	—	—	1,173,788
Deutsche EAFE Equity Index Fund	3,509,882	—	533,700	80,171	—	—	2,819,686
Deutsche Emerging Markets Equity Fund	1,796,514	13,400	60,100	(4,255)	—	—	1,620,230
Deutsche Enhanced Commodity Strategy Fund	3,661,820	337,865	—	—	57,365	—	3,780,201
Deutsche Enhanced Emerging Markets Fixed Income Fund	2,607,812	42,363	64,800	(1,589)	26,463	—	2,482,429
Deutsche Enhanced Global Bond Fund	2,057,976	24,932	90,600	(4,001)	24,932	—	1,918,664
Deutsche Equity 500 Index Fund	9,396,970	43,043	778,600	256,735	43,043	—	8,924,673
Deutsche Floating Rate Fund	1,755,910	13,684	636,700	(11,835)	13,684	—	1,108,056
Deutsche Global Equity Fund	1,386,466	—	129,800	1,538	—	—	1,224,171
Deutsche Global Growth Fund	532,837	—	46,100	819	—	—	464,736
Deutsche Global Inflation Fund	8,717,880	543,969	—	—	18,869	—	9,122,268
Deutsche Global Infrastructure Fund	3,303,205	502,925	—	—	2,625	—	3,790,379
Deutsche Global Small Cap Fund	2,135,129	—	178,700	(8,756)	—	—	1,839,016
Deutsche High Income Fund	1,169,134	591,131	73,700	(1,940)	22,431	—	1,644,452
Deutsche Latin America Equity Fund	109,814	400	36,000	(1,065)	—	—	57,622
Deutsche Real Estate Securities Fund	3,166,358	206,859	—	—	14,760	1,206	3,570,249
Deutsche Real Estate Securities Income Fund	97,835	9,106	—	—	—	—	107,783
Deutsche Short Duration Fund	4,437,547	97,943	436,600	(6,244)	29,043	—	4,055,721
Deutsche Small Cap Core Fund	2,355,683	—	232,300	62,448	—	—	2,113,262
Deutsche Small Cap Growth Fund	305,242	—	31,400	(2,127)	—	—	272,465
Deutsche Small Cap Value Fund	109,697	—	10,900	(7,608)	—	—	97,991
Deutsche U.S. Bond Index Fund	5,677,905	35,871	1,292,600	(42,848)	35,300	—	4,424,381
Deutsche World Dividend Fund	1,493,303	5,203	517,500	(23,744)	5,203	—	947,477
Deutsche X-trackers MSCI Europe Hedged Equity ETF	218,240	—	—	—	—	—	221,600
Deutsche X-trackers MSCI Japan Hedged Equity ETF	110,700	—	—	—	—	—	123,120
Central Cash Management Fund	961,188	5,752,664	3,915,132	—	199	—	2,798,720
Total	79,992,769	13,401,040	16,229,511	578,249	366,420	1,206	76,687,748

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$37,910,485	$—	$—	$37,910,485
Exchange-Traded Funds	4,318,820	—	—	4,318,820
Bond Funds	34,460,035	—	—	34,460,035
Market Neutral Fund	1,173,788	—	—	1,173,788
Money Market Fund	2,798,720	—	—	2,798,720
Total	$80,661,848	$—	$—	$80,661,848
There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche LifeCompass 2015 Fund, a series of Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015